PROVISIONS, CONTINGENT ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
PROVISIONS, CONTINGENT ASSETS AND LIABILITIES

22)	PROVISIONS, CONTINGENT ASSETS AND LIABILITIES

a)     Contingent assets

Bradesco is engaged in administrative and judicial disputes regarding possible overpayments or undue payments of federal taxes and contributions. Contingent assets related to the taxes in dispute, as well as the estimated amounts to be recovered, when applicable, are only recognized when the outcome of the lawsuit and the corresponding credit are virtually certain.

b)     Provisions classified as probable losses

The Company is a party to a number of labor, civil and tax lawsuits, arising from the normal course of business.

Management recognized provisions where, based on their opinion and that of their legal counsel, the nature of the lawsuit, similarity to previous lawsuits, complexity and the courts standing, the loss is deemed probable.

Management considers that the provision is sufficient to cover the future losses generated by the respective lawsuits.

I)	Labor claims

These are claims brought by former employees and outsourced employees seeking indemnifications. In the year ended December 31, 2025, the Company refined the model of the measurement parameters for recording the provision, which is constituted considering the following factors, among others: date of receipt of the proceedings (before or after the labor reform of November 2017), the average calculated value of payments made for labor complaints before and after the labor reform, propensity for loss and monetary correction of the averages calculated, in addition to individual assessment in specific cases.

II)	Civil claims

These are claims for indemnification primarily related to banking products and services and the inflation indexation alleged to have been lost resulting from economic plans. These lawsuits are individually controlled through a system and provisioned. In the year ended December 31, 2025, the measurement parameters used to record these provisions were refined, with specific criteria applied to each specific type, which may involve the average value of the processes or individual assessment, whenever the loss is determined to be probable, considering the opinion of legal advisors, nature of the actions, similarity with previous processes, complexity and positioning of courts.

In relation to the legal claims that are pleading alleged differences in the adjustment of inflation on savings account balances and due to the implementation of economic plans that were part of the federal government’s economic policy to reduce inflation in the 80s and 90s, Bradesco, despite being confident it complied with the law and regulation in force at the time, has provisioned certain proceedings, taking into consideration the claims in which they were mentioned and the perspective of loss of each demand, in view of the decisions and subjects still under analysis in the Superior Court of Justice (STJ).

In December 2017, with the mediation of the Attorney’s General Office (AGU) and intervention of the Central Bank of Brazil (BCB), the entities representing the bank and the savings accounts, entered into an agreement related to litigation of economic plans, with the purpose of closing these claims, in which conditions and schedule were established for savings accounts holders to accede to the agreement. This agreement was approved by the Federal Supreme Court (STF) on March 1, 2018. On March 11, 2020, the signatory entities signed an amendment extending the collective agreement for a period of 5 (five) years, the Federal Supreme Court approved the extension of the agreement for 30 months. On December 16, 2022, the Federal Supreme Court (STF) approved the request to extend the agreement for another 30 months. On May 23, 2025, the Federal Supreme Court (STF) issued a decision recognizing the constitutionality of the economic plans, but also validated the agreement signed between savings accounts holders, banks, and the entities for the payment of monetary correction differences, extending the period for adhesion by another 24 months from the date of the judgment. Considering that it is a voluntary agreement, which does not oblige the customer to adhere, there is no estimate of how many customers will do so.

III)	Provision for tax risks

The Organization has been discussing judicially the legality and constitutionality of certain taxes and contributions (“legal obligations”) which have been fully provisioned. These cases have their procedural evolution through the Judiciary and administrative spheres, monitored regularly. The most significant are:

-	PIS and Cofins - R$3,467,535 thousand (R$3,263,824 thousand on December 31, 2024): Bradesco is requesting to calculate and pay contributions to PIS and Cofins only on the sale of goods/rendering of services (billing), excluding financial income from the calculation base;

-	PIS and Cofins - R$951,899 thousand (R$838,178 thousand on December 31, 2024): Bradesco is requesting to calculate and pay contributions to PIS and Cofins under the cumulative regime (3.65% rate on sales of goods/installment services); and

-	INSS – Contribution to SAT – R$560,495 thousand (R$527,030 thousand on December 31, 2024): In an ordinary lawsuit filed by the Brazilian Federation of Banks – Febraban, since April 2007, on behalf of its members, in which the classification of banks at the highest level of risk is questioned, with respect to Work Accident Risk – RAT, which raised the rate of the respective contribution from 1% to 3%, in accordance with Decree No. 6,042/07;

-	Pension Contributions – R$11,293 thousand (R$1,989,629 thousand on December 31, 2024): related to the pension contributions made to private pension plans, referring to previous periods, considered by the authorities to be employee compensation. During the period, there were cases included in the Integral Transaction Program (PTI) created by MF Ordinance No. 1,384/2024.

In general, the duration of the lawsuits in the Brazilian judicial system are unpredictable, which is why there is no disclosure of the expected date for judgment of these lawsuits.

IV)	Change in provisions by nature

	R$ thousands
	Labor	Civil	Tax	Total
Balance on December 31, 2023	4,622,138	8,587,613	7,059,304	20,269,055
Adjustment for inflation	386,536	467,504	391,955	1,245,995
Provisions, net of (reversals and write-offs)	2,272,455	2,355,332	88,529	4,716,316
Payments	(4,667,726)	(3,583,198)	(82,628)	(8,333,552)
Balance on December 31, 2024	2,613,403	7,827,251	7,457,160	17,897,814
Adjustment for inflation	224,294	422,466	626,644	1,273,404
Provisions, net of (reversals and write-offs)	4,953,345	2,087,918	336,585	7,377,848
Payments	(3,429,390)	(3,418,776)	(1,670,547)	(8,518,713)
Balance on December 31, 2025	4,361,652	6,918,859	6,749,842	18,030,353

c)      Contingent liabilities classified as possible losses

The Organization maintains a system to monitor all administrative and judicial proceedings in which its Organization companies is plaintiff or defendant and, considering, amongst other things the opinion of legal counsel, classifies the lawsuits according to the expectation of loss. Case law trends are periodically analyzed and, if necessary, the related risk is reclassified. In this respect, contingent lawsuits deemed to have a possible risk of loss are not recognized as a liability in the consolidated financial statements and totaled, on December 31, 2025, R$ 1,456,696 thousand for labor claims, R$11,124,335 thousand (R$11,570,068 thousand on December 31, 2024) for civil claims and R$43,095,893 thousand (R$46,932,523 thousand on December 31, 2024) for tax proceedings.

The main tax proceedings with this classification are:

-	IRPJ and CSLL deficiency note – 2012 to 2015 – R$11,141,274 thousand (R$12,239,074 thousand on December 31, 2024): due to the disallowance of interest expenses (CDI), related to certain investments and deposits between the companies of the Organization;

-	COFINS – 1999 to 2014 – R$10,475,878 thousand (R$9,906,689 thousand on December 31, 2024): assessments and disallowances of offsetting Cofins credits, launched after a favorable decision was made in a judicial proceeding, where the unconstitutionality of the expansion of the intended calculation base for income other than revenue was discussed (Law No. 9,718/98);

-	IRPJ and CSLL – 2006 to 2020 – R$7,749,082 thousand (R$9,429,961 thousand on December 31, 2024), relating to goodwill amortization being disallowed on the acquisition of investments;

-	IRPJ and CSLL deficiency note – 2008 to 2019 – R$3,502,232 thousand (R$3,216,302 thousand on December 31, 2024): relating to disallowance of expenses with credit losses;

-	PIS and COFINS notifications and disallowances of compensations – R$1,967,940 thousand (R$1,919,536 thousand on December 31, 2024): relates to the constitutionality of the expansion of the calculation base to other revenues other than billing (Law No. 9,718/98) in acquired companies;

-	Interest on Own Capital (TJLP) – Base year 2019 and 2021 – R$933,359 thousand (R$196,906 thousand on December 31, 2024): IRPJ/CSLL assessments relating to the year 2019 questioning the deductibility in the tax calculation bases above the expense related to Interest on Own Capital (TJLP); and

-	IRPJ and CSLL deficiency note – 2000 to 2014 – R$835,865 thousand (R$1,280,106 thousand on December 31, 2024): relating to disallowance of exclusions and expenses, differences in depreciation expenses, insufficient depreciation expenses, expenses with depreciation of leased assets, operating expenses and income and disallowance of tax loss compensation; and

-	PLR - Profit Sharing - Base years from 2009 to 2011 - R$202,467 thousand (R$192,607 thousand on December 31, 2024): assessments for the social security contribution on amounts paid to employees as profit sharing, for alleged failure to comply with the rules contained in Law No. 10,101/00.